Loans, Troubled Debt Restructuring (Details) (USD $)	1 Months Ended		12 Months Ended
	Aug. 31, 2013	Jan. 31, 2012	Dec. 31, 2014 Security	Dec. 31, 2013 Security	Dec. 31, 2012 Security
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, Number of Contracts			4	8	7
Troubled Debt Restructurings, Pre-Modification			$ 2,571,343	$ 2,423,933	$ 1,247,169
Troubled Debt Restructurings, Post-Modification			2,575,355	2,297,487	1,244,198
Troubled Debt Restructurings That Subsequently Defaulted, Number of Contracts			0	1	2
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment			0	81,277	213,291
Amount of restructured loans charged off	81,277	10,000
Farmland [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, Number of Contracts			1
Troubled Debt Restructurings, Pre-Modification			400,778
Troubled Debt Restructurings, Post-Modification			400,778
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, Number of Contracts				1	1
Troubled Debt Restructurings, Pre-Modification				83,748	107,749
Troubled Debt Restructurings, Post-Modification				81,277	107,749
Troubled Debt Restructurings That Subsequently Defaulted, Number of Contracts			0	1	0
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment			0	81,277	0
Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, Number of Contracts			1	2
Troubled Debt Restructurings, Pre-Modification			349,976	228,633
Troubled Debt Restructurings, Post-Modification			349,976	225,959
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, Number of Contracts			1	1	1
Troubled Debt Restructurings, Pre-Modification			1,771,395	225,852	56,835
Troubled Debt Restructurings, Post-Modification			1,775,407	225,852	56,835
Troubled Debt Restructurings That Subsequently Defaulted, Number of Contracts			0	0	1
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment			0	0	203,291
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, Number of Contracts			1	4	5
Troubled Debt Restructurings, Pre-Modification			49,194	1,885,700	1,082,585
Troubled Debt Restructurings, Post-Modification			49,194	1,764,399	1,079,614
Troubled Debt Restructurings That Subsequently Defaulted, Number of Contracts			0	0	1
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment			$ 0	$ 0	$ 10,000